Business Combination, Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2019	$ 16,370
2020	11,414
2021	10,823
2022	10,453
2023	10,133
Thereafter	36,052
Net Intangible Assets	$ 95,245	$ 70,722